DEFERRED REVENUE	9 Months Ended
Aug. 31, 2022
Deferred Revenue
DEFERRED REVENUE

15.	DEFERRED REVENUE

A summary of the deferred revenue is as follows:

	August 31, 2022	November 30, 2021
		$
Film distribution	835,385	179,196
Streaming subscriptions	5,372	4,798
Deferred Revenue	840,757	183,994